Long-Term Debt - Bank Credit Facility (Details) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 19, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 17, 2017
Debt Instrument [Line Items]
Total carrying value of debt		$ 589,583,000		$ 233,750,000	$ 258,750,000
Interest expense		4,821,000	$ 7,477,000	9,731,000	9,607,000
Amortization of deferred debt issuance costs		430,000	415,000	553,000	552,000
Other interest expense		40,000	157,000	$ 207,000	$ 255,000
Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate				3.47%	3.28%
Accrued interest and fees				$ 0	$ 31,000
Line of Credit | Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		34,850,000		$ 265,704,000	240,619,000
Revolving Credit Facility | Credit Facility
Debt Instrument [Line Items]
Percentage of stock owned from foreign subsidiaries				65.00%
Interest expense				$ 8,971,000	8,800,000
Revolving Credit Facility | Term Loan
Debt Instrument [Line Items]
Amortization of deferred debt issuance costs		$ 430,000	$ 415,000	553,000	552,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Accordion feature, increase limit	$ 100,000,000
Total carrying value of debt				233,750,000	258,750,000
Revolving Credit Facility | Line of Credit | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000					$ 500,000,000
Letter of Credit
Debt Instrument [Line Items]
Accordion feature, increase limit	100,000,000
Letter of Credit | Line of Credit | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	50,000,000
Other incremental borrowings	50,000,000
Bridge Loan
Debt Instrument [Line Items]
Multi-currency swing-line sub-facility borrowings	50,000,000
Bridge Loan | Line of Credit | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Letters of Credit And Surety Bonds | Credit Facility
Debt Instrument [Line Items]
Total carrying value of debt				$ 546,000	$ 631,000
Revolving Credit Facility - Euro Currency | London Interbank Offered Rate (LIBOR) | Maximum | Credit Facility
Debt Instrument [Line Items]
Spread variable rate	2.25%			225.00%
Revolving Credit Facility - Euro Currency | London Interbank Offered Rate (LIBOR) | Minimum | Credit Facility
Debt Instrument [Line Items]
Spread variable rate	1.00%			100.00%
Revolving Credit Facility - Non-Euro Currency | Maximum | Credit Facility
Debt Instrument [Line Items]
Commitment fee for the unused credit facility (in percentage)	0.30%			30.00%
Revolving Credit Facility - Non-Euro Currency | Minimum | Credit Facility
Debt Instrument [Line Items]
Commitment fee for the unused credit facility (in percentage)	0.15%			15.00%
Revolving Credit Facility - Non-Euro Currency | London Interbank Offered Rate (LIBOR) | Credit Facility
Debt Instrument [Line Items]
Spread variable rate	1.00%			100.00%
Revolving Credit Facility - Non-Euro Currency | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Credit Facility
Debt Instrument [Line Items]
Spread variable rate				50.00%
Revolving Credit Facility - Non-Euro Currency | Base Rate | Maximum | Credit Facility
Debt Instrument [Line Items]
Spread variable rate	1.25%			125.00%
Revolving Credit Facility - Non-Euro Currency | Base Rate | Minimum | Credit Facility
Debt Instrument [Line Items]
Spread variable rate	0.00%			0.00%